UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Basswood Partners, L.L.C.

Address:  645 Madison Avenue-10th Floor
          New York, New York 10022

13F File Number: 28-04683

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew Lindenbaum
Title:    Managing Member
Phone:    (212) 521-9500

Signature, Place and Date of Signing:


/s/ Matthew Lindenbaum            New York, New York              11/14/03
----------------------            ------------------              --------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE
                               September 30, 2003

Report Summary:

Number of Other Included Managers:          7

Form 13F Information Table Entry Total:     109

Form 13F Information Table Value Total:    $1,072,211
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Form 13F File Number    Name
      1     28-                     Basswood Capital Management, LLC

      2     28-                     Bennett Lindenbaum

      3     28-                     Matthew Lindenbaum

      4     28-                     Basswood International Fund, Inc.

      5     28-                     Basswood Financial Partners, L.P.

      6     28-                     Basswood Opportunity Partners, L.P.

      7     28-                     Basswood Opportunity Fund, Inc.

                           FORM 13F INFORMATION TABLE


                                                                                            Item 6:
                                                                                            Investment
                                                                                            Discretion
                                                                                            (b)                    Item 8:
                                                                                            Shared        Item 7:   Voting
                                                                                            As De-        Man-      Authority
Item 1:                                   Item 2:    Item 3:   Item 4:     Item 5:          fined         ager     (shares)
                                          Title                            Shares or        in    (c)     See     (a)   (b)     (c)
                                          of         CUSIP     Fair Mkt    Princ-     (a)   Inst  Shared  Inst    Sole  Shared  None
Name of Issuer                            Class      Number    Value USD   ipal Amt   Sole  V     Other   V
Accenture Ltd (ACN)                       Common     013330972      1,078     48,250  X    Shared  X       1,2,3  X     48,250   X
Amazon.com Inc. (AMZN)                    Common     023135106        576     11,900  X    Shared  X       1,2,3  X     11,900   X
American International Group, Inc. (AIG)  Common     026874107        750     13,000  X    Shared  X       1,2,3  X     13,000   X
American Woodmark Corp (AMWD)             Common     030506109      1,689     37,740  X    Shared  X       1,2,3  X     37,740   X
Americredit Corp. (ACF)                   Common     03060R101        250     24,225  X    Shared  X       1,2,3  X     24,225   X
Amerisourcebergen Corp (ABC)              Common     03073E105      2,463     45,570  X    Shared  X       1,2,3  X     45,570   X
Astoria Financial Corp. (AF)              Common     046265104     24,438    799,162  X    Shared  X       1,2,3  X    799,162   X
Avalonbay Communities Inc. (AVB)          Common     053484101      7,952    169,918  X    Shared  X       1,2,3  X    169,918   X
Banc One Corp. (ONE)                      Common     06423A103     22,631    585,532  X    Shared  X       1,2,3  X    585,532   X
Bank of New York (BK)                     Common     064057102     16,479    566,104  X    Shared  X       1,2,3  X    566,104   X
Bay View Capital Corp. (BVC)              Common     07262L101        564     92,992  X    Shared  X       1,2,3  X     92,992   X
Bear Stearns (BSC)                        Common     073902108     36,567    488,857  X    Shared  X       1,2,3  X    488,857   X
Beazer Homes (BZH)                        Common     07556Q105     30,716    363,934  X    Shared  X       1,2,3  X    363,934   X
Boston Properties Inc. (BXP)              Common     101121101      4,392    101,030  X    Shared  X       1,2,3  X    101,030   X
Brookfield Property Corp. (BPO)           Common     112900105      6,744    286,980  X    Shared  X       1,2,3  X    286,980   X
Brown & Brown Inc. (BRO)                  Common     115236101      7,997    259,800  X    Shared  X       1,2,3  X    259,800   X
Burlington Northern Santa Fe (BNI)        Common     12189T104     10,326    357,685  X    Shared  X       1,2,3  X    357,685   X
Capital One Financial Corp. (COF)         Common     14040H105      4,431     77,685  X    Shared  X       1,2,3  X     77,685   X
Cavco Industries Inc (CVCO)               Common     149568107        215     10,032  X    Shared  X       1,2,3  X     10,032   X
Cemex S A (CX)                            Spon ADR   151290889     12,065    483,565  X    Shared  X       1,2,3  X    483,565   X
Centex Corp (CTX)                         Common     152312104     15,625    200,634  X    Shared  X       1,2,3  X    200,634   X
Charles Schwab Corp. (SCH)                Common     808513105      4,280    359,359  X    Shared  X       1,2,3  X    359,359   X
Citigroup Inc. (C)                        Common     172967101     39,720    872,782  X    Shared  X       1,2,3  X    872,782   X
City National Corp. (CYN)                 Common     178566105     27,957    548,608  X    Shared  X       1,2,3  X    548,608   X
Comerica, Inc. (CMA)                      Common     200340107     22,587    484,700  X    Shared  X       1,2,3  X    484,700   X
Commerce Bancorp Inc. (CBH)               Common     200519106     29,923    624,569  X    Shared  X       1,2,3  X    624,569   X
Copart Inc (CPRT)                         Common     217204106      3,876    356,950  X    Shared  X       1,2,3  X    356,950   X
Countrywide Financial Corporation (CFC)   Common     222372104     44,485    568,280  X    Shared  X       1,2,3  X    568,280   X
Cross Country Healthcare Inc (CCRN)       Common     227483104      2,252    160,825  X    Shared  X       1,2,3  X    160,825   X
D. R. Horton, Inc. (DHI)                  Common     23331A109     17,983    549,935  X    Shared  X       1,2,3  X    549,935   X
Dell Computer Corp (DELL)                 Common     247025109      1,425     42,635  X    Shared  X       1,2,3  X     42,635   X
Duane Reade Inc. (DRD)                    Common     263578106      1,137     71,300  X    Shared  X       1,2,3  X     71,300   X
Edwards A G Inc. (AGE)                    Common     281760108      3,004     78,221  X    Shared  X       1,2,3  X     78,221   X
Federated Investors Inc. (FII)            CL A       314211103      6,868    247,951  X    Shared  X       1,2,3  X    247,951   X
Fidelity National Financial Inc. (FNF)    Common     316326107     10,536    350,494  X    Shared  X       1,2,3  X    350,494   X
Fifth Third Bancorp (FITB)                Common     316773100      5,199     93,607  X    Shared  X       1,2,3  X     93,607   X
Financial Federal Corp. (FIF)             Common     317492106        581     19,041  X    Shared  X       1,2,3  X     19,041   X
First Niagara Financial (FNFG)            Common     33582V108      2,265    150,073  X    Shared  X       1,2,3  X    150,073   X
Fleetboston Financial Corp. (FBF)         Common     339030108     29,384    974,590  X    Shared  X       1,2,3  X    974,590   X
Freddie Mac (FRE)                         Common     313400301     30,491    582,454  X    Shared  X       1,2,3  X    582,454   X
GATX Corp (GMT)                           Common     361448103      4,112    194,400  X    Shared  X       1,2,3  X    194,400   X
General Electric Co. (GE)                 Common     369604103      1,999     67,051  X    Shared  X       1,2,3  X     67,051   X
General Motors (GM)                       Common     370442105      1,257     30,700  X    Shared  X       1,2,3  X     30,700   X
Golden West Financial Corp. (GDW)         Common     381317106      3,626     40,515  X    Shared  X       1,2,3  X     40,515   X
Greenpoint Financial Corp. (GPT)          Common     395384100      4,186    140,175  X    Shared  X       1,2,3  X    140,175   X
Hilb, Rogal and Hamilton (HRH)            Common     431294107      4,192    135,050  X    Shared  X       1,2,3  X    135,050   X
IMC Mortgage Co. (IMCC)                   Common     449923101          1    229,516  X    Shared  X       1,2,3  X    229,516   X
Indymac Bancorp Inc. (NDE)                Common     456607100        220      9,512  X    Shared  X       1,2,3  X      9,512   X
Instinet Group Inc. (INET)                Common     457750107      1,314    277,136  X    Shared  X       1,2,3  X    277,136   X
JLG Industries Inc. (JLG)                 Common     466210101        545     47,350  X    Shared  X       1,2,3  X     47,350   X
Knight Trading Group Inc. (NITE)          Common     499063105      1,005     87,900  X    Shared  X       1,2,3  X     87,900   X
LaFarge North America, Inc. (LAF)         Common     505862102     11,047    317,445  X    Shared  X       1,2,3  X    317,445   X
Lear Corp. (LEA)                          Common     521865105      3,612     68,625  X    Shared  X       1,2,3  X     68,625   X
Lennar Corp. (LEN)                        CL A       526057104      6,512     83,710  X    Shared  X       1,2,3  X     83,710   X
Lennar Corp. (LEN.B)                      Common     526057302        604      8,371  X    Shared  X       1,2,3  X      8,371   X
LNR Property Corp. (LNR)                  Common     501940100      6,282    153,400  X    Shared  X       1,2,3  X    153,400   X
Martin Marietta Matl Inc (MLM)            Common     573284106     10,708    293,785  X    Shared  X       1,2,3  X    293,785   X
Masco Corp. (MAS)                         Common     574599106      4,960    202,600  X    Shared  X       1,2,3  X    202,600   X
MBIA Incorporated (MBI)                   Common     55262C100     12,945    235,490  X    Shared  X       1,2,3  X    235,490   X
MBNA Corp. (KRB)                          Common     55262L100     13,676    599,841  X    Shared  X       1,2,3  X    599,841   X
MDC Holdings Inc (MDC)                    Common     552676108        293      5,434  X    Shared  X       1,2,3  X      5,434   X
Meritage Corp (MTH)                       Common     59001A102      3,690     78,089  X    Shared  X       1,2,3  X     78,089   X
Merrill Lynch Co. (MER)                   Common     590188108     20,549    383,886  X    Shared  X       1,2,3  X    383,886   X
Metlife Inc (MET)                         Common     59156R108     19,253    696,395  X    Shared  X       1,2,3  X    696,395   X
Metris Companies, Inc. (MXT)              Common     591598107        752    182,513  X    Shared  X       1,2,3  X    182,513   X
MGIC Invt Corp (MTG)                      Common     552848103      3,796     72,903  X    Shared  X       1,2,3  X     72,903   X
Mohawk Inds. Inc. (MHK)                   Common     608190104      2,007     28,140  X    Shared  X       1,2,3  X     28,140   X
Monaco Coach Group (MNC)                  Common     60886R103      5,655    341,683  X    Shared  X       1,2,3  X    341,683   X
Moody's Corp. (MCO)                       Common     615369105     12,263    223,082  X    Shared  X       1,2,3  X    223,082   X
National City Corp. (NCC)                 Common     635405103        346     11,728  X    Shared  X       1,2,3  X     11,728   X
National Financial Partners (NFP)         Common     63607P208      1,216     45,040  X    Shared  X       1,2,3  X     45,040   X
National R V Hldgs Inc. (NVH)             Common     637277104      1,422    163,395  X    Shared  X       1,2,3  X    163,395   X
NCI Building Systems Inc. (NCS)           Common     628852105      2,107    105,866  X    Shared  X       1,2,3  X    105,866   X
Neiman Marcus Grp Inc (NMGA)              Common     640204103      2,035     48,791  X    Shared  X       1,2,3  X     48,791   X
Nextcard, Inc. (NXCDQ)                    Common     65332K107          6    430,235  X    Shared  X       1,2,3  X    430,235   X
Pacific Capital Bancorp (PCBC)            Common     69404P101      2,257     73,982  X    Shared  X       1,2,3  X     73,982   X
Paychex Inc. (PAYX)                       Common     704326107      1,496     43,860  X    Shared  X       1,2,3  X     43,860   X
PMI Group Inc (PMI)                       Common     69344M101      3,097     91,775  X    Shared  X       1,2,3  X     91,775   X
Prepaid Legal (PPD)                       Common     740065107      3,146    134,350  X    Shared  X       1,2,3  X    134,350   X
Principal Finl Group Inc. (PFG)           Common     74251V102      2,649     85,480  X    Shared  X       1,2,3  X     85,480   X
Protective Life Corp (PL)                 Common     743674103     13,839    463,627  X    Shared  X       1,2,3  X    463,627   X
Prudential Financial Inc. (PRU)           Common     744320102      1,196     32,000  X    Shared  X       1,2,3  X     32,000   X
Pulte Homes Inc. (PHM)                    Common     745867101     36,300    533,739  X    Shared  X       1,2,3  X    533,739   X
Raymond James Financial, Inc. (RJF)       Common     754730109      3,889    106,991  X    Shared  X       1,2,3  X    106,991   X
Royal Caribbean Cruises Ltd (RCL)         Common     010775124      5,291    188,240  X    Shared  X       1,2,3  X    188,240   X
S&P Depository Receipts (SPY)             Common     78462F103        980      9,800  X    Shared  X       1,2,3  X      9,800   X
Sears Roebuck & Co (S)                    Common     812387108      5,428    124,115  X    Shared  X       1,2,3  X    124,115   X
Sovereign Bancorp(SOV)                    Common     845905108     46,604  2,512,347  X    Shared  X       1,2,3  X  2,512,347   X
TCF Financial Corp. (TCB)                 Common     872275102     25,080    523,042  X    Shared  X       1,2,3  X    523,042   X
Toll Brothers Inc. (TOL)                  Common     889478103     62,502  2,054,650  X    Shared  X       1,2,3  X  2,054,650   X
Travelers Prpty (TAPA)                    CL A       89420G109      4,078    256,774  X    Shared  X       1,2,3  X    256,774   X
Triumph Group Inc. (TGI)                  Common     896818101        929     31,160  X    Shared  X       1,2,3  X     31,160   X
UnionBancal Corp. (UB)                    Common     908906100     25,622    516,581  X    Shared  X       1,2,3  X    516,581   X
United Companies Financial Corp. (UCFNQ)  Common     909870107          1    150,305  X    Shared  X       1,2,3  X    150,305   X
United Rentals Inc (URI)                  Common     911363109      6,276    390,083  X    Shared  X       1,2,3  X    390,083   X
Unumprovident Corp (UNM)                  Common     91529Y106      4,053    274,400  X    Shared  X       1,2,3  X    274,400   X
US Bancorp (USB)                          Common     902973304     28,784  1,199,815  X    Shared  X       1,2,3  X  1,199,815   X
US Freightways Corp (USFC)                Common     916906100      4,603    145,701  X    Shared  X       1,2,3  X    145,701   X
Vornado Realty Trust (VNO)                Sh Ben Int 929042109      4,475     93,155  X    Shared  X       1,2,3  X     93,155   X
Vulcan Materials Co (VMC)                 Common     929160109      5,787    145,012  X    Shared  X       1,2,3  X    145,012   X
Wachovia Corp. (WB)                       Common     929903102      2,725     66,162  X    Shared  X       1,2,3  X     66,162   X
Washington Mutual (WM)                    Common     939322103     23,345    592,955  X    Shared  X       1,2,3  X    592,955   X
WCI Communities Inc (WCI)                 Common     92923C104      6,809    412,680  X    Shared  X       1,2,3  X    412,680   X
Webster Fin Corp Waterbury (WBS)          Common     947890109      2,035     51,040  X    Shared  X       1,2,3  X     51,040   X
Wells Fargo & CO (WFC)                    Common     949746101     37,527    728,688  X    Shared  X       1,2,3  X    728,688   X
Westamerica Banc (WABC)                   Common     957090103      2,689     60,451  X    Shared  X       1,2,3  X     60,451   X
Willis Group Holdings Ltd (WSH)           Common     013131180     23,849    775,593  X    Shared  X       1,2,3  X    775,593   X
Winnebago Inds Inc. (WGO)                 Common     974637100      4,787    107,380  X    Shared  X       1,2,3  X    107,380   X
Zions Bancorp (ZION)                      Common     989701107      9,989    178,398  X    Shared  X       1,2,3  X    178,398   X

Total                                                           $1,072,211


00705.0010 #442229